Significant Accounting Policies - Consolidated Balance Sheet Adjustments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
3M Company shareholders’ equity:
Retained earnings	$ 45,821	$ 43,821
Accumulated other comprehensive income (loss)	$ (6,750)	(7,721)
Under Prior Method
3M Company shareholders’ equity:
Retained earnings		43,761
Accumulated other comprehensive income (loss)		$ (7,661)